Condensed Financial Information of the Parent Company - Condensed Balance Sheets (Parenthetical) (Detail) - $ / shares	Dec. 31, 2018	Dec. 31, 2017	Oct. 18, 2017	Dec. 31, 2016	Dec. 09, 2016
Condensed Balance Sheet Statements Captions [Line Items]
Common stock, par value			$ 0.0001
Common stock, shares authorized			800,000,000		577,539,514
Common stock, shares outstanding				79,305,191
Class A Voting Ordinary Shares [Member]
Condensed Balance Sheet Statements Captions [Line Items]
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	656,508,828	656,508,828	656,508,828
Common stock, shares issued	243,425,092	266,884,398	266,559,398
Common stock, shares outstanding	232,952,916	262,347,283	266,559,398
Class B Voting Ordinary Shares [Member]
Condensed Balance Sheet Statements Captions [Line Items]
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	63,491,172	63,491,172	63,491,172
Common stock, shares issued	63,491,172	63,491,172	63,491,172
Common stock, shares outstanding	63,491,172	63,491,172	63,491,172
Parent Company [Member] | Class A Voting Ordinary Shares [Member]
Condensed Balance Sheet Statements Captions [Line Items]
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	656,508,828	656,508,828
Common stock, shares issued	243,425,092	266,884,398
Common stock, shares outstanding	232,952,916	262,347,283
Parent Company [Member] | Class B Voting Ordinary Shares [Member]
Condensed Balance Sheet Statements Captions [Line Items]
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	63,491,172	63,491,172
Common stock, shares issued	63,491,172	63,491,172
Common stock, shares outstanding	63,491,172	63,491,172